UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: U.S. Equity Fund
(Institutional Class and Investor Class)
Semi-Annual Report
October 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of October 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	19.56%
Technology	15.78
Financial	15.32
Consumer, Cyclical	12.95
Communications	11.81
Industrial	10.76
Exchange Traded Funds	3.87
Basic Materials	3.15
Utilities	2.91
Energy	2.50
Short Term Investments	1.39
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(05/01/20)	(10/30/20)	(05/01/20 – 10/30/20)
Institutional Class
Actual	$1,000.00	$1,155.40	$2.97 *
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.79 *
Investor Class
Actual	$1,000.00	$ 960.00	$1.38 **
Hypothetical (5% return before expenses)	$1,000.00	$1,006.40	$1.41 **
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 183/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.00%).
** Expenses are equal to the Fund's annualized expense ratio of 0.90% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 57/365 days to reflect the share class's inception date of September 3, 2020 through October 30, 2020. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.00%).
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.08%
143	Air Products & Chemicals Inc	$ 39,502
319	Albemarle Corp	29,734
226	Ashland Global Holdings Inc	15,768
464	Cabot Corp	17,637
907	Dow Inc	41,259
183	DuPont de Nemours Inc	10,409
2,618	Freeport-McMoRan Inc	45,396
251	Ingevity Corp(a)	13,775
61	Sherwin-Williams Co	41,967
1,342	Valvoline Inc	26,397
394	W R Grace & Co	17,135
		298,979
Communications — 7.60%
183	Alibaba Group Holding Ltd Sponsored ADR(a)	55,758
23	Alphabet Inc Class C(a)	37,283
58	Amazon.com Inc(a)	176,097
20	Booking Holdings Inc(a)	32,450
98	Charter Communications Inc Class A(a)	59,174
802	Cisco Systems Inc	28,792
1,031	Comcast Corp Class A	43,549
457	Facebook Inc Class A(a)	120,241
487	GCI Liberty Inc Class A(a)	39,559
1,313	Gray Television Inc(a)	16,649
99	Grubhub Inc(a)	7,322
970	Liberty Latin America Ltd Class C(a)	9,428
214	Madison Square Garden Entertainment Corp(a)	13,910
335	Match Group Inc(a)	39,121
65	MercadoLibre Inc(a)	78,913
86	Netflix Inc(a)	40,914
287	Pinterest Inc Class A (a)	16,919
22	Shopify Inc Class A(a)	20,360
1,792	Snap Inc Class A(a)	70,587
130	Spotify Technology SA(a)	31,186
61	Trade Desk Inc Class A(a)	34,554
291	Twitter Inc(a)	12,036
808	United States Cellular Corp(a)	23,529
323	Verizon Communications Inc	18,408
1,609	Viavi Solutions Inc(a)	19,871
80	Wayfair Inc Class A(a)	19,842
316	Zillow Group Inc Class C(a)	28,004
		1,094,456
Consumer, Cyclical — 8.53%
297	Aptiv PLC	28,658
806	Aramark	22,358
1,100	BJ's Wholesale Club Holdings Inc(a)	42,119
489	Brunswick Corp	31,154
672	Cannae Holdings Inc(a)	24,851
147	Carvana Co(a)	27,246
60	Chipotle Mexican Grill Inc(a)	72,089
Shares		Fair Value
Consumer, Cyclical — (continued)
228	Churchill Downs Inc	$ 34,006
816	Cooper Tire & Rubber Co	28,062
805	Core-Mark Holding Co Inc	22,017
71	Cracker Barrel Old Country Store Inc	8,081
1,618	Dana Inc	22,636
122	Fox Factory Holding Corp(a)	10,258
1,242	General Motors Co	42,886
340	Hilton Worldwide Holdings Inc	29,855
314	Home Depot Inc	83,747
649	IAA Inc(a)	36,727
835	KAR Auction Services Inc	12,158
1,087	Kimball International Inc Class B	11,196
207	LCI Industries	22,700
715	Liberty Media Corp-Liberty Braves(a)	14,636
119	Lululemon Athletica Inc(a)	37,995
240	Marriott Vacations Worldwide Corp	23,184
925	Methode Electronics Inc	28,462
554	Miller Industries Inc	16,587
629	PulteGroup Inc	25,638
899	Qurate Retail Inc Series A	6,086
598	Skyline Champion Corp(a)	15,339
1,327	Southwest Airlines Co	52,456
275	Target Corp	41,860
565	Tesla Inc(a)	219,243
978	Urban Outfitters Inc(a)	21,849
296	Walgreens Boots Alliance Inc	10,076
733	Walmart Inc	101,704
		1,227,919
Consumer, Non-Cyclical — 12.71%
511	AbbVie Inc	43,486
46	ABIOMED Inc(a)	11,586
65	Align Technology Inc(a)	27,695
65	Alnylam Pharmaceuticals Inc(a)	7,993
1,163	Alta Equipment Group Inc(a)	8,862
205	Amgen Inc	44,473
284	AMN Healthcare Services Inc(a)	18,540
293	ASGN Inc(a)	19,537
746	AstraZeneca PLC Sponsored ADR	37,419
389	Baxter International Inc	30,175
41	Biogen Inc(a)	10,335
227	BioMarin Pharmaceutical Inc(a)	16,896
21	Boston Beer Co Inc Class A(a)	21,823
299	Catalent Inc(a)	26,243
280	Cigna Corp	46,752
139	CONMED Corp	10,838
24	CoStar Group Inc(a)	19,767
138	Danaher Corp	31,676
871	Darling Ingredients Inc(a)	37,453
174	DexCom Inc(a)	55,607
329	Eli Lilly & Co	42,921
299	Emergent BioSolutions Inc(a)	26,901
74	Estee Lauder Cos Inc Class A	16,255
196	Euronet Worldwide Inc(a)	17,413

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
255	Exact Sciences Corp(a)	$ 31,577
168	Helen of Troy Ltd(a)	31,853
672	Herc Holdings Inc(a)	29,810
42	Illumina Inc(a)	12,293
510	Inmode Ltd(a)	18,646
282	Insperity Inc	21,596
59	Intuitive Surgical Inc(a)	39,358
138	J & J Snack Foods Corp	18,709
351	John Wiley & Sons Inc Class A	10,867
468	Johnson & Johnson	64,167
790	Keurig Dr Pepper Inc	21,251
369	Korn Ferry	11,140
721	Lantheus Holdings Inc(a)	7,830
125	MarketAxess Holdings Inc	67,356
106	McKesson Corp	15,634
604	Merck & Co Inc	45,427
148	Moderna Inc(a)	9,986
550	Monster Beverage Corp(a)	42,113
1,409	Nomad Foods Ltd(a)	34,168
628	PayPal Holdings Inc(a)	116,890
286	PepsiCo Inc	38,121
482	Pfizer Inc	17,101
206	Post Holdings Inc(a)	17,695
2,341	Primo Water Corp	29,333
408	Procter & Gamble Co	55,937
88	Quidel Corp(a)	23,610
149	Regeneron Pharmaceuticals Inc(a)	80,990
102	S&P Global Inc	32,918
87	Sarepta Therapeutics Inc(a)	11,824
423	Seagen Inc(a)	70,556
254	Square Inc Class A(a)	39,339
649	Supernus Pharmaceuticals Inc(a)	11,916
82	Thermo Fisher Scientific Inc	38,796
181	United Rentals Inc(a)	32,270
219	United Therapeutics Corp(a)	29,396
144	WEX Inc(a)	18,223
		1,829,342
Energy — 1.64%
5,099	BP PLC	13,005
2,303	ChampionX Corp(a)	20,105
788	ConocoPhillips	22,553
672	Delek US Holdings Inc	6,760
495	DMC Global Inc	17,607
168	Enphase Energy Inc(a)	16,479
1,194	Enterprise Products Partners LP	19,785
176	EOG Resources Inc	6,026
701	Exxon Mobil Corp	22,867
492	Halliburton Co	5,933
1,086	Marathon Oil Corp	4,301
724	NextEra Energy Partners LP	45,467
95	Occidental Petroleum Corp	867
511	Total SE	15,482
509	Valero Energy Corp	19,652
		236,889
Shares		Fair Value
Financial — 10.09%
208	Aaron's Holdings Co Inc	$ 10,870
464	Agree Realty Corp REIT	28,800
735	American International Group Inc	23,145
235	American Tower Corp REIT	53,968
909	Americold Realty Trust REIT(b)	32,933
843	Ameris Bancorp	24,700
583	Apollo Global Management Inc	21,489
1,047	Assured Guaranty Ltd	26,730
1,007	Atlantic Union Bankshares Corp	25,467
1,263	AXA SA	20,283
1,119	BancorpSouth Bank	26,196
3,566	Bank of America Corp	84,514
414	Blackstone Group Inc Class A	20,874
256	Boston Properties Inc REIT	18,537
801	Bryn Mawr Bank Corp	21,515
238	Capital One Financial Corp	17,393
1,016	Charles Schwab Corp	41,768
1,704	Citigroup Inc	70,580
799	CubeSmart REIT	27,110
1,171	CVB Financial Corp	20,492
304	CyrusOne Inc REIT	21,599
868	Employers Holdings Inc	27,785
42	Equinix Inc REIT	30,712
310	Federal Agricultural Mortgage Corp Class C	20,023
617	First American Financial Corp	27,512
871	Gaming & Leisure Properties Inc REIT	31,661
181	Goldman Sachs Group Inc	34,216
1,531	Home BancShares Inc	25,415
874	JPMorgan Chase & Co	85,687
1,006	KeyCorp	13,058
187	Mastercard Inc Class A	53,976
364	McGrath RentCorp	20,777
1,022	Meta Financial Group Inc	29,985
273	Morgan Stanley	13,145
1,271	OceanFirst Financial Corp	19,027
516	Pinnacle Financial Partners Inc	23,628
326	PNC Financial Services Group Inc	36,473
705	Popular Inc	29,751
385	ProAssurance Corp	5,940
525	Prosperity Bancshares Inc	28,933
1,560	Radian Group Inc	28,002
795	Rexford Industrial Realty Inc REIT	36,936
354	South State Corp	21,736
809	STAG Industrial Inc REIT	25,176
355	State Street Corp	20,909
522	Stifel Financial Corp	30,516
832	TCF Financial Corp	22,639
925	Triumph Bancorp Inc(a)	38,970
630	Wintrust Financial Corp	31,015
		1,452,566

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — 7.09%
432	Advanced Energy Industries Inc(a)	$ 29,147
709	AECOM (a)	31,792
750	Aerojet Rocketdyne Holdings Inc(a)	24,315
315	Alamo Group Inc	37,904
363	Albany International Corp Class A	18,491
798	Altra Industrial Motion Corp	34,123
251	American Woodmark Corp(a)	20,735
213	Amphenol Corp Class A	24,035
878	Arcosa Inc	40,537
317	Armstrong World Industries Inc	18,988
238	Belden Inc	7,349
194	BWX Technologies Inc	10,672
283	Clean Harbors Inc(a)	14,991
790	Columbus McKinnon Corp	26,773
1,022	CRH PLC	35,762
301	Eaton Corp PLC	31,241
306	Fortune Brands Home & Security Inc	24,746
442	frontdoor Inc(a)	17,512
708	General Electric Co	5,253
1,429	Harsco Corp(a)	18,434
143	Honeywell International Inc	23,588
133	John Bean Technologies Corp	11,168
875	Johnson Controls International PLC	36,934
299	Kadant Inc	34,421
607	Kimball Electronics Inc(a)	7,357
314	Kirby Corp(a)	12,086
134	Littelfuse Inc	26,524
1,040	MDU Resources Group Inc	24,710
145	Norfolk Southern Corp	30,322
194	Northrop Grumman Corp	56,225
532	Raven Industries Inc	11,662
492	Raytheon Technologies Corp	26,725
204	Rockwell Automation Inc	48,373
53	Roper Technologies Inc	19,681
210	SYNNEX Corp	27,644
1,883	TTM Technologies Inc(a)	22,351
520	UFP Industries Inc	25,953
260	Union Pacific Corp	46,069
2,067	Vertiv Holdings Co(a)(b)	36,483
674	Vontier Corp(a)	19,371
		1,020,447
Technology — 10.40%
663	ACI Worldwide Inc(a)	19,340
453	Activision Blizzard Inc	34,306
1,472	Advanced Micro Devices Inc(a)	110,827
2,260	Apple Inc	246,024
126	ASML Holding NV	45,513
112	Atlassian Corp PLC Class A(a)	21,461
216	Clarivate PLC(a)	5,994
620	CSG Systems International Inc	23,486
1,689	Donnelley Financial Solutions Inc(a)	21,332
Shares		Fair Value
Technology — (continued)
44	DXC Technology Co	$ 811
451	Fidelity National Information Services Inc	56,190
92	Lam Research Corp	31,471
1,343	Microsoft Corp	271,917
41	MSCI Inc	14,343
204	NVIDIA Corp	102,277
148	NXP Semiconductors NV	19,998
1,197	Perspecta Inc	21,462
660	QUALCOMM Inc	81,418
174	salesforce.com Inc(a)	40,415
343	Science Applications International Corp	26,195
76	ServiceNow Inc(a)	37,815
42	Snowflake Inc Class A(a)(b)	10,501
261	SS&C Technologies Holdings Inc	15,456
239	Synopsys Inc(a)	51,113
520	Texas Instruments Inc	75,187
1,274	Tower Semiconductor Ltd(a)	26,881
1,237	Unisys Corp(a)	16,254
89	Veeva Systems Inc Class A(a)	24,034
407	Verint Systems Inc(a)	19,748
117	Workday Inc Class A(a)	24,584
		1,496,353
Utilities — 1.92%
549	ALLETE Inc	28,317
325	Ameren Corp	26,364
546	American Electric Power Co Inc	49,102
1,286	Exelon Corp	51,298
484	NorthWestern Corp	25,231
2,595	NRG Energy Inc	82,054
786	Vistra Corp	13,653
		276,019
TOTAL COMMON STOCK — 62.06% (Cost $8,048,976)		$ 8,932,970
CONVERTIBLE PREFERRED STOCK
Communications — 0.18%
25	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	26,040
Consumer, Non-Cyclical — 0.18%
19	Danaher Corp 5.00%(b)	25,186
TOTAL CONVERTIBLE PREFERRED STOCK — 0.36% (Cost $45,881)		$ 51,226
EXCHANGE TRADED FUNDS
662	iShares Core S&P 500® ETF	216,884

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Shares		Fair Value
Exchange Traded Funds — (continued)
1,216	Vanguard Russell 2000 ETF(b)	$ 150,383

TOTAL EXCHANGE TRADED FUNDS — 2.55% (Cost $368,249)		$ 367,267
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.92%
$131,821	Repurchase agreement (principal amount/value $131,831 with a maturity value of $131,831) with Citibank NA, 0.09%, dated 10/31/20 to be repurchased at $131,821 on 11/2/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 1.75% - 6.00%, 6/15/22 - 1/1/50, with a value of $134,543.(d)	131,821
TOTAL SHORT TERM INVESTMENTS — 0.92% (Cost $131,821)		$ 131,821
TOTAL INVESTMENTS — 65.89% (Cost $8,594,927)		$ 9,483,284
OTHER ASSETS & LIABILITIES, NET — 34.11%		$ 4,909,542
TOTAL NET ASSETS — 100.00%		$14,392,826
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at October 30, 2020.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
At October 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
S&P 500® Emini Futures	29	USD	4,733,888	December 2020	$(125,995)
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
At October 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	6,000	USD	7,131	December 16, 2020	$(135)
BB	USD	23,063	GBP	17,300	December 16, 2020	643
CIT	USD	14,128	GBP	10,600	December 16, 2020	391
GS	USD	8,673	GBP	6,500	December 16, 2020	249
HSB	USD	41,831	EUR	35,200	December 16, 2020	787
HSB	USD	6,662	GBP	5,000	December 16, 2020	183
JPM	USD	14,145	EUR	11,900	December 16, 2020	270
JPM	USD	4,265	GBP	3,200	December 16, 2020	118
RBS	USD	6,398	GBP	4,800	December 16, 2020	177
SSB	USD	24,507	EUR	20,600	December 16, 2020	487
UBS	EUR	6,200	USD	7,369	December 16, 2020	(139)
UBS	USD	9,832	EUR	8,300	December 16, 2020	154
WES	GBP	9,400	USD	12,528	December 16, 2020	(347)
					Net Appreciation	$2,838
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 30, 2020 (Unaudited)
Great-West Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value (including $127,163 of securities on loan)(a)	$9,351,463
Repurchase agreements, fair value(b)	131,821
Cash	4,463,009
Cash pledged on futures contracts	669,173
Dividends receivable	6,056
Subscriptions receivable	4,557
Receivable for investments sold	29,268
Unrealized appreciation on forward foreign currency contracts	3,459
Total Assets	14,658,806
LIABILITIES:
Payable for director fees	4,009
Payable for distribution fees	8
Payable for investments purchased	49,452
Payable for other accrued fees	24,994
Payable for shareholder services fees	555
Payable upon return of securities loaned	131,821
Unrealized depreciation on forward foreign currency contracts	621
Variation margin on futures contracts	54,520
Total Liabilities	265,980
NET ASSETS	$14,392,826
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$131,280
Paid-in capital in excess of par	13,113,112
Undistributed/accumulated earnings	1,148,434
NET ASSETS	$14,392,826
NET ASSETS BY CLASS
Investor Class	$2,479,528
Institutional Class	$11,913,298
CAPITAL STOCK:
Authorized
Investor Class	25,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	258,159
Institutional Class	1,054,639
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.60
Institutional Class	$11.30
(a) Cost of investments	$8,463,106
(b) Cost of repurchase agreements	$131,821
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 30, 2020 (Unaudited)
Great-West Core Strategies: U.S. Equity Fund
INVESTMENT INCOME:
Income from securities lending	$1,205
Dividends	67,442
Foreign withholding tax	(391)
Total Income	68,256
EXPENSES:
Management fees	29,098
Shareholder services fees – Investor Class(a)	536
Shareholder services fees – Class L(b)	1,355
Audit and tax fees	17,583
Custodian fees	12,829
Director's fees	9,107
Distribution fees – Class L(b)	962
Legal fees	3,030
Pricing fees	396
Registration fees	33,652
Shareholder report fees	24
Transfer agent fees	4,034
Other fees	843
Total Expenses	113,449
Less amount waived by investment adviser	76,504
Less amount waived by distributor - Class L(b)	11
Net Expenses	36,934
NET INVESTMENT INCOME	31,322
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	60,749
Net realized gain on futures contracts	1,093,107
Net realized loss on forward foreign currency contracts	(4,219)
Net Realized Gain	1,149,637
Net change in unrealized appreciation on investments and foreign currency translations	1,067,377
Net change in unrealized depreciation on futures contracts	(629,992)
Net change in unrealized depreciation on forward foreign currency contracts	(327)
Net Change in Unrealized Appreciation	437,058
Net Realized and Unrealized Gain	1,586,695
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,618,017
(a)Investor Class inception date was September 3, 2020.
(b)Class L ceased operations on October 5, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 30, 2020 and fiscal year ended April 30, 2020
Great-West Core Strategies: U.S. Equity Fund	2020 (Unaudited)	2020
OPERATIONS:
Net investment income	$31,322	$83,536
Net realized gain (loss)	1,149,637	(583,897)
Net change in unrealized appreciation (depreciation)	437,058	(214,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,618,017	(715,197)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	-	(32,945)
Institutional Class	-	(185,599)
From Net Investment Income and Net Realized Gains	0	(218,544)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class(a)	2,676,664	-
Class L(b)	602,117	1,832,458
Institutional Class	941,803	2,769,116
Shares issued in reinvestment of distributions
Class L	-	32,945
Institutional Class	-	185,599
Shares redeemed
Investor Class(a)	(103,041)	-
Class L(b)	(1,440,064)	(1,132,830)
Institutional Class	(412,079)	(540,974)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,265,400	3,146,314
Total Increase in Net Assets	3,883,417	2,212,573
NET ASSETS:
Beginning of Period	10,509,409	8,296,836
End of Period	$14,392,826	$10,509,409
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class(a)	268,236	-
Class L(b)	58,290	183,902
Institutional Class	83,419	271,615
Shares issued in reinvestment of distributions
Class L	-	3,137
Institutional Class	-	16,631
Shares redeemed
Investor Class(a)	(10,077)	-
Class L(b)	(127,866)	(140,941)
Institutional Class	(37,718)	(54,463)
Net Increase	234,284	279,881
(a)	Investor Class inception date was September 3, 2020.
(b)	Class L ceased operations on October 5, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/30/2020(Unaudited) (c)	$10.00	(0.00) (d)	(0.40)	(0.40)	—	—	—	$ 9.60	(4.00%) (e)
Institutional Class
10/30/2020(Unaudited)	$ 9.78	0.03	1.49	1.52	—	—	—	$11.30	15.54% (e)
4/30/2020	$10.41	0.09	(0.52)	(0.43)	(0.04)	(0.16)	(0.20)	$ 9.78	(4.34%)
4/30/2019 (f)	$10.00	0.07	0.41	0.48	(0.07)	—	(0.07)	$10.41	4.89% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
10/30/2020 (Unaudited)(c)	$ 2,480	13.08% (h)	0.90% (h)	(0.15%) (h)	25% (e)
Institutional Class
10/30/2020 (Unaudited)	$11,913	1.41% (h)	0.55% (h)	0.56% (h)	25% (e)
04/30/2020	$ 9,871	1.49%	0.55%	0.87%	65%
04/30/2019 (f)	$ 8,066	2.20% (h)	0.55% (h)	0.89% (h)	34% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Investor Class inception date was September 3, 2020.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was June 25, 2018.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Core Strategies: U.S. Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 5, 2020. Investor shares commenced operations on September 3, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - October 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Semi-Annual Report - October 30, 2020

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 8,848,439	$ 84,531	$ —	$ 8,932,970
Convertible Preferred Stock	26,040	25,186	—	51,226
Exchange Traded Funds	367,267	—	—	367,267
Short Term Investments	—	131,821	—	131,821
Total investments, at fair value:	9,241,746	241,538	0	9,483,284
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	3,459	—	3,459
Total Assets	$ 9,241,746	$ 244,997	$ 0	$ 9,486,743
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(621)	—	(621)
Futures Contracts(a)	$ (125,995)	$ —	$ —	$ (125,995)
Total Liabilities	$ (125,995)	$ (621)	$ 0	$ (126,616)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Semi-Annual Report - October 30, 2020

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 30, 2020 were as follows:
Federal tax cost of investments	$8,676,127
Gross unrealized appreciation on investments	1,741,490
Gross unrealized depreciation on investments	(1,057,490)
Net unrealized appreciation on investments	$684,000
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Semi-Annual Report - October 30, 2020

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 24 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $158,676 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of October 30, 2020 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized depreciation on futures contracts	$(125,995) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$3,459	Unrealized depreciation on forward foreign currency contracts	$ (621)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - October 30, 2020

The effect of derivative investments for the period ended October 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,093,107	Net change in unrealized depreciation on futures contracts	$(629,992)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (4,219)	Net change in unrealized depreciation on forward foreign currency contracts	$ (327)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at October 30, 2020.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$3,459	$(274)	$—	$—	$3,184
Derivative Liabilities (forward contracts)	$ (621)	$ 274	$—	$—	$ (346)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts is excluded from these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.47% of the Fund’s average daily net assets up to $1 billion dollars, 0.42% of the Fund’s average daily net assets over $1 billion dollars and 0.37% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 30, 2020, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires April 30, 2023	Expires October 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$116,101	$119,261	$76,504	$0

Semi-Annual Report - October 30, 2020

The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A, Putnam Investment Management, LLC (Putnam), an affiliate of the Adviser and GWL&A, J.P. Morgan Investment Management Inc., and Loomis, Sayles & Company L.P. (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.0075% of the average daily net value on all Fund assets subject to an annual $20,000 minimum.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of 0.40% of the average daily net asset value on the first $250 million of assets, 0.35% on the next $250 million of assets, and 0.25% over $500 million of assets on the portion of the Fund managed by Putnam.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $803,250 for the period January 1 through October 30, 2020.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $3,231,076 and $2,059,100, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 30, 2020, the Fund had securities on loan valued at $127,163 and received collateral as reported on the Statement of Assets and Liabilities of $131,821 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of October 30, 2020. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Common Stocks	$93,421
Exchange Traded Funds	38,400
Total secured borrowings	$131,821
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

Semi-Annual Report - October 30, 2020

7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 30, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - October 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The programis designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)	no changes were proposed to the program as of the date of the report, and
(v)	no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 14, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 14, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 14, 2020